UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Multi-Asset Index Fund Fidelity® Multi-Asset Index Fund : FFNOX

This annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 9	0.08%
What affected the Fund's performance this period?

•Risk assets largely achieved positive results for the 12 months ending February 28, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities gained 17.50% for the 12 months ending February 28, 2025, according to the Dow Jones U.S. Total Stock Market Index, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•By U.S. equity sector, utilities (+32%), financials (+31%) and communication services (+28%) led. Utilities was boosted by surging demand for electricity to power data centers used for AI, while the larger communication services and information technology (+18%) sectors continued to benefit from AI. Financials, meanwhile, rose following the election, driven by expectations for easing regulation. Conversely, materials and health care (+4% each) lagged most, as investors preferred higher-growth categories.
•International equities gained 9.84% for the 12 months ending February 28, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, the U.K. (+19%) led the way, followed by Canada (+16%). Asia Pacific ex Japan and emerging markets (+11% each), along with Europe ex U.K. (+10%), topped the broader index, whereas Japan (+1%) lagged.
•U.S. taxable investment-grade bonds gained 5.81% for the period, per the Bloomberg U.S. Aggregate Bond Index. From a sub-sector perspective, investment-grade corporate bonds (+6.41%) topped short-term Treasurys (+5.21%) and long-term U.S. Treasury bonds (+3.43%). Commercial mortgage-backed securities gained 7.15% and agencies rose 5.44% the past 12 months. Outside the index, emerging-markets debt (+9.34%), U.S. high-yield bonds (+8.51%), floating-rate leveraged loans (+8.25%) and Treasury Inflation-Protected Securities (+6.36%) achieved strong gains.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Multi-Asset Index Fund	12.82%	10.79%	8.53%
Fidelity Multi-Asset Composite Index℠	12.84%	10.93%	8.63%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$8,470,903,148
Number of Holdings	7
Total Advisory Fee	$8,342,490
Portfolio Turnover	12%
What did the Fund invest in?
(as of February 28, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.3
International Equity Funds - 33.8
Bond Funds - 14.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity 500 Index Fund	41.3
Fidelity International Index Fund	23.9
Fidelity Extended Market Index Fund	10.0
Fidelity Emerging Markets Index Fund	9.9
Fidelity U.S. Bond Index Fund	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.0
Fidelity International Bond Index Fund	3.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912730.100    355-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Multi-Asset Index Fund (the “Fund”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Multi-Asset Index Fund	$15,100	$1,400	$5,300	$600

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Multi-Asset Index Fund	$14,600	$1,400	$5,100	$600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
PwC	$14,754,900	$15,035,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting

Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Multi-Asset Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Multi-Asset Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Bond Funds - 14.9%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	26,932,013	252,083,640
Fidelity Long-Term Treasury Bond Index Fund (a)	43,954,524	423,721,615
Fidelity U.S. Bond Index Fund (a)	56,542,094	590,299,462
TOTAL BOND FUNDS (Cost $1,439,498,371)		1,266,104,717

Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity 500 Index Fund (a)	16,864,260	3,493,094,226
Fidelity Extended Market Index Fund (a)	9,460,475	850,402,135
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,063,651,408)		4,343,496,361

International Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	77,888,901	837,305,683
Fidelity International Index Fund (a)	39,411,411	2,024,564,172
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,274,312,816)		2,861,869,855

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,777,462,595)	8,471,470,933
NET OTHER ASSETS (LIABILITIES) - 0.0%	(567,785)
NET ASSETS - 100.0%	8,470,903,148

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity 500 Index Fund	3,306,796,235	210,999,720	562,708,686	44,889,773	317,145,077	220,861,880	3,493,094,226	16,864,260
Fidelity Emerging Markets Index Fund	802,357,733	144,402,963	167,749,520	22,361,013	(18,656,766)	76,951,273	837,305,683	77,888,901
Fidelity Extended Market Index Fund	807,054,561	157,926,856	213,461,224	3,843,563	55,994,528	42,887,414	850,402,135	9,460,475
Fidelity International Bond Index Fund	239,038,660	35,210,454	29,623,659	7,073,748	86,033	7,372,152	252,083,640	26,932,013
Fidelity International Index Fund	1,924,440,971	324,259,946	343,332,836	63,616,478	8,942,644	110,253,447	2,024,564,172	39,411,411
Fidelity Long-Term Treasury Bond Index Fund	400,629,948	76,289,802	54,014,895	15,085,489	(14,914,534)	15,731,294	423,721,615	43,954,524
Fidelity U.S. Bond Index Fund	561,052,340	84,458,113	68,207,719	19,888,499	(468,509)	13,465,237	590,299,462	56,542,094
	8,041,370,448	1,033,547,854	1,439,098,539	176,758,563	348,128,473	487,522,697	8,471,470,933	271,053,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,266,104,717	1,266,104,717	-	-

Domestic Equity Funds	4,343,496,361	4,343,496,361	-	-

International Equity Funds	2,861,869,855	2,861,869,855	-	-
Total Investments in Securities:	8,471,470,933	8,471,470,933	-	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,777,462,595)	$8,471,470,933

Total Investment in Securities (cost $4,777,462,595)		$8,471,470,933
Cash		1
Receivable for investments sold		119,632,203
Receivable for fund shares sold		2,201,935
Receivable from investment adviser for expense reductions		144,030
Total assets		8,593,449,102
Liabilities
Payable for investments purchased	$116,001,799
Payable for fund shares redeemed	5,832,339
Accrued management fee	711,816
Total liabilities		122,545,954
Net Assets		$8,470,903,148
Net Assets consist of:
Paid in capital		$4,723,503,600
Total accumulated earnings (loss)		3,747,399,548
Net Assets		$8,470,903,148
Net Asset Value, offering price and redemption price per share ($8,470,903,148 ÷ 142,159,083 shares)		$59.59
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends:
Affiliated issuers		$176,758,563
Expenses
Management fee	$8,342,490
Independent trustees' fees and expenses	22,869
Total expenses before reductions	8,365,359
Expense reductions	(1,685,599)
Total expenses after reductions		6,679,760
Net Investment income (loss)		170,078,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	348,128,473
Total net realized gain (loss)		348,128,473
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	487,522,697
Total change in net unrealized appreciation (depreciation)		487,522,697
Net gain (loss)		835,651,170
Net increase (decrease) in net assets resulting from operations		$1,005,729,973
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,078,803	$160,125,195
Net realized gain (loss)	348,128,473	236,038,416
Change in net unrealized appreciation (depreciation)	487,522,697	904,870,880
Net increase (decrease) in net assets resulting from operations	1,005,729,973	1,301,034,491
Distributions to shareholders	(516,236,808)	(243,802,883)

Share transactions
Proceeds from sales of shares	604,083,711	515,838,689
Reinvestment of distributions	468,431,390	221,521,868
Cost of shares redeemed	(1,132,820,229)	(938,860,624)

Net increase (decrease) in net assets resulting from share transactions	(60,305,128)	(201,500,067)
Total increase (decrease) in net assets	429,188,037	855,731,541

Net Assets
Beginning of period	8,041,715,111	7,185,983,570
End of period	$8,470,903,148	$8,041,715,111

Other Information
Shares
Sold	10,240,918	9,855,615
Issued in reinvestment of distributions	8,189,713	4,061,839
Redeemed	(19,138,895)	(17,946,934)
Net increase (decrease)	(708,264)	(4,029,480)

Financial Highlights
Fidelity® Multi-Asset Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.29	$48.92	$56.99	$56.29	$45.60
Income from Investment Operations
Net investment income (loss) B,C	1.20	1.11	.94	1.14	.86
Net realized and unrealized gain (loss)	5.81	7.99	(5.65)	3.06	11.42
Total from investment operations	7.01	9.10	(4.71)	4.20	12.28
Distributions from net investment income	(1.24)	(1.10)	(.96)	(1.14)	(.88)
Distributions from net realized gain	(2.48)	(.63)	(2.40)	(2.35)	(.70)
Total distributions	(3.71) D	(1.73)	(3.36)	(3.50) D	(1.59) D
Net asset value, end of period	$59.59	$56.29	$48.92	$56.99	$56.29
Total Return E	12.82%	18.72%	(8.43)%	7.07%	27.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.03%	2.13%	1.89%	1.87%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$8,470,903	$8,041,715	$7,185,984	$8,314,829	$7,597,894
Portfolio turnover rate H	12%	10%	17%	28%	16%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Multi-Asset Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,880,233,786
Gross unrealized depreciation	(271,599,015)
Net unrealized appreciation (depreciation)	$3,608,634,771
Tax Cost	$4,862,836,162

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,774,084
Undistributed long-term capital gain	$133,990,691
Net unrealized appreciation (depreciation) on securities and other investments	$3,608,634,771

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$175,616,385	$ 155,221,049
Long-term Capital Gains	340,620,423	88,581,834
Total	$516,236,808	$ 243,802,883

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Multi-Asset Index Fund	1,033,547,854	1,439,098,539
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,675,219.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,380.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	28%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Multi-Asset Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Multi-Asset Index Fund (one of the funds constituting Fidelity Aberdeen Street Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $355,076,553, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in April during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $34,214,455 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 0% and 26% of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 1.25%, and 66.36% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.03% and 1.17% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.6500 and $0.0451 for the dividend paid December 31, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Multi-Asset Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of FMR, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.08% through June 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2025.

1.739303.126
IDV-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025